Agreement with Eli Lilly and Company (Details) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 02, 2018 USD ($) item	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) item	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Collaborative Arrangements
Equity investment	$ 15,000			$ 31,000	$ 122,223	$ 25,000
Revenue		$ 1,583	$ 4,342
Lilly Agreement
Collaborative Arrangements
Period of expiry from date of agreement	4 years
Upfront non-refundable payment received	$ 25,000
Equity investment	$ 15,000
The number of performance obligations. | item	2		2
Revenue		$ 1,600	$ 4,300		0
Deferred revenue					26,700
Lilly Agreement | Lilly
Collaborative Arrangements
Maximum development and regulatory milestones and sales milestone receivable	$ 1,400,000
Maximum development and regulatory milestones and sales milestone payable upon option exercise	$ 710,000
Premium received					$ 1,700